Loans	12 Months Ended
Jun. 30, 2024
Loans [Abstract]
LOANS

NOTE 10 – LOANS

Short-term loans of the Company consist of the following:

	June 30, 2024
	Principal Amount	Annual Interest Rate	Loan term
China Construction Bank(1)	$203,457	3.95%	12/12/2023 - 12/12/2024
China Construction Bank(1)	77,173	3.95%	12/27/2023 - 12/27/2024
China Construction Bank(1)	121,420	3.95%	12/26/2023 - 12/26/2024
China Construction Bank(1)	110,428	3.95%	01/31/2024 - 01/31/2025
China Construction Bank(1)	68,474	3.85%	12/12/2023 - 12/12/2024
Bank of China(3)	14,032	4.15%	06/28/2023 - 12/28/2024
Bank of China(3)	238,537	4.15%	06/28/2023 - 06/28/2025
Total	$833,521

	June 30, 2023
	Principal Amount	Annual Interest Rate	Loan term
Bank of Communications(5)	$27,679	3.80%	11/17/2022 - 11/17/2023
Bank of Communications(5)	59,509	3.80%	11/23/2022 - 11/23/2023
Bank of China(3)	13,839	4.15%	06/28/2023 - 12/28/2023
Bank of China(3)	13,839	4.15%	06/28/2023 - 06/28/2024
China Construction Bank(1)	200,670	3.95%	01/05/2023 - 01/05/2024
China Construction Bank(1)	76,116	3.95%	01/25/2023 - 01/25/2024
China Construction Bank(1)	119,756	3.95%	01/24/2023 - 01/24/2024
Total (4)	$511,409

Long-term loans consist of the following:

	June 30, 2024
	Principal Amount	Annual Interest Rate	Contract term
Bank of Communications(2)	301,678	Details	11/27/2023 – 11/27/2025
Total	$301,678

(1)	These loans with China Construction Bank carry a fixed interest rate and are unsecured.

(2)	The loans from Bank of Communications of China are unsecured and carry floating interest rates. The interest rate of each loan is based on the one-year Chinese Loan Prime Rate, or LPR, to the agreed “Pricing Benchmark date,” according to the value of addition (subtraction) points agreed upon in the Application for the Use of Loan on the draw date. The applicable date of the Pricing base shall be the draw date, and the applicable LPR value shall be the last published LPR value before the draw date.

(3)	In connection with the loan with the Bank of China, Mr. Lei Xu provided a guarantee for the repayment of the loan. In addition, Beijing Capital Financing Guarantee Co., Ltd. provided a joint guarantee with Mr. Xu.

(4)	The disposition of loan balances as of June 30, 2023 included $115,934 which was subsequently repaid, and $395,475 which was extended.

(5)	These loans carry a fixed interest rate and are unsecured.

Bank	Amount	Subsequent Disposition
Bank of Communications	$27,679	Repaid
Bank of Communications	59,509	Repaid
Bank of China	13,839	Repaid
Bank of China	13,839	Repaid
China Construction Bank	200,670	Extended
China Construction Bank	76,116	Extended
China Construction Bank	119,756	Extended
	$511,409

Interest for the years ended June 30, 2024 and 2023 was $41,186 and $19,775 respectively.